Tax and social security obligations - Summary of Tax and Social Security Obligations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax and Social Security Obligations [Abstract]
Income Tax (IRPJ and CSLL)	R$ 273,395	R$ 261,490
Taxes on long term incentive plan	155,454	62,155
Contributions over revenue (PIS and COFINS)	32,140	46,136
Taxes on services (ISS)	23,260	23,729
Contributions for Social Security (INSS)	20,318	12,291
Others	45,084	30,048
Total	549,651	435,849
Current	549,651	435,849
Non-current	R$ 0	R$ 0